Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Long-term borrowings:
Long-term			$ 17,792
Long-term (current portion)		$ 17,748	504,702
Japan Finance Corporation [Member]
Long-term borrowings:
Maturity	[1]	March, 2026
Long-term	[1]		17,792
Long-term (current portion)	[1]	$ 17,748	53,377
Sumitomo Mitsui Banking Corporation [Member]
Long-term borrowings:
Annual Interest Rate	[2]	1.00%
Maturity	[2]	December, 2026
Long-term	[2]
Long-term (current portion)	[2]		250,969
Sumitomo Mitsui Banking Corporation One [Member]
Long-term borrowings:
Annual Interest Rate	[3]	1.20%
Maturity	[3]	June, 2026
Long-term	[3]
Long-term (current portion)	[3]		$ 200,356
Minimum [Member] | Japan Finance Corporation [Member]
Long-term borrowings:
Annual Interest Rate	[1]	0.36%
Maximum [Member] | Japan Finance Corporation [Member]
Long-term borrowings:
Annual Interest Rate	[1]	1.26%
Maximum [Member] | Sumitomo Mitsui Banking Corporation [Member]
Long-term borrowings:
Annual Interest Rate	[2],[4]	1.34%

[1]	On May 31, 2021, the Group entered into a loan agreement to borrow funds of JPY40,000,000 (US$255,102) with Japan Finance Corporation during the period from May 31, 2021 to March 31, 2026. The annual interest rate of the loan is 0.36% from May 31, 2021 to May 31, 2024 and 1.26% from June 1, 2024 to March 31, 2026. The Group repays JPY700,000 (US$4,464) every month after June 30, 2021, until the loan maturity date.
[2]	On December 17, 2021, the Group entered into a loan agreement to borrow funds of JPY94,900,000 (US$605,230) with Sumitomo Mitsui Banking Corporation during the period from December 17, 2021 to December 17, 2026. The Group repays JPY1,583,000 (US$10,096) every month after January 31, 2022, until the loan maturity date. The bank borrowing was collateralized by a pledge of a building owned by Cloud Japan. As the building of Cloud Japan was sold in March 2025, the remaining outstanding loan balance was fully repaid on March 31, 2025 accordingly.
[3]	On June 18, 2021, the Group entered into a loan agreement to borrow funds of JPY100,000,000 (US$637,755) with Sumitomo Mitsui Banking Corporation during the period from June 18, 2021 to June 18, 2026. The Group repays JPY1,670,000 (US$10,651) every month after July 31, 2021, until the loan maturity date. The bank borrowing was guaranteed by Tokyo Credit Guarantee Corporation, an unaffiliated guarantee service provider. The Group has repaid the remaining outstanding loan balance on March 31, 2025.
[4]	TIBOR is an acronym for Tokyo Interbank Offered Rate, which is the daily reference rate derived from interest rates that banks charge to lend funds to other banks in the Japanese interbank market.